INVENTORY	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Note 15. INVENTORY

Inventories at December 31, 2010 were comprised of work in process of $7,000 representing direct labor costs on in-process projects and finished goods of $5,000 net of reserves for obsolete and slow-moving items of $2,000.  Inventories at December 31, 2009 were comprised of work in process of $51,000 representing direct labor costs on in-process projects and finished goods of $169,000 net of reserves for obsolete and slow-moving items of $79,000.  Appropriate consideration is given to obsolescence, excessive levels, deterioration, and other factors in evaluating net realizable value and required reserve levels.